SHARE CAPITAL (Details 6) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SHARE CAPITAL
Restricted Share Units Beginning Balance	3,613,715	1,890,002
Restricted Share Units, granted	8,422,115	2,817,045
Restricted Share Units, settled	(1,094,168)	(763,330)
Restricted Share Units, forfeited	(1,261,213)	(330,002)
Restricted Share Units Ending Balance	9,680,449	3,613,715
Weighted average, Beginning Balance	$ 0.20	$ 0.31
Weighted average fair value, Granted	0.11	0.18
Weighted average fair value, settled	0.25	0.33
Weighted average fair value, forfeited	0.18	0.30
Weighted average, Ending Balance	$ 0.12	$ 0.20